Non-Underlying Items	12 Months Ended
Dec. 31, 2023
Disclosure of Non Underlying Items [Abstract]
Non-underlying items
10.	Non-underlying items
The
non-underlying
items included in the consolidated income statement are as follows:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Net gain on disposals	3,564	964	24,014
Government grants	2,850	172	6,177
Restructuring costs	(4,967)	—	—
Costs in respect of disputes	(5,305)	—	—
Cost related to the Reverse Recapitalization	—	(84,193)	—
Negative goodwill from acquisition of a subsidiary	—	—	7,896
Gain on debt restructuring	—	—	7,380
Other	—	—	(261)

Total non-underlying items	(3,858)	(83,057)	45,206

Non-underlying items included the net gains on disposals primarily related to disposal of long-term assets.
Non-underlying items included government grants primarily related to various grants and incentives given by local governments, based on the Group’s operations and developments in those regions.
The non-underlying restructuring costs primarily relate to organizational alignments. These changes aim to optimizing the organizations or processes. These expenses, as a result of the series of decisions, provide the Group with a lower cost base in addition to a stronger focus on the Group’s core activities, quicker decision-making and improvements to efficiency, service and quality.
The non-underlying cost in respect of disputes primarily related to the claims and legal proceedings the Group was involved that arise in certain non-
operating
transactions.
Costs related to the Reverse Recapitalization include (i) the excess of the fair value of LGHL ordinary shares issued as part of the Reverse Recapitalization and the fair value of PCAC’s identifiable net assets acquired, accounted for in accordance with IFRS 2 and measured based on the closing price of PCAC’s shares of
$
9.90 per share on December 14, 2022, and (ii) bank services, legal advisors and other consultancy services relating to the Reverse Recapitalization. For additional information related to the Reverse Recapitalization please refer to Note 6.
Non-underlying
items for the year ended December 31, 2021 included negative goodwill resulted from business combination of Sergio Rossi, and gain on debt restructuring resulted from debt restructuring deed.